Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	May 31, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Goodwill [Line Items]
Goodwill impairments	$ 0	$ 0	$ 0	$ 226,000,000	$ 2,096,000,000	$ 0
Goodwill [Roll Forward]
Beginning Balance				807,000,000	2,912,000,000
Impairment charges				(226,000,000)	(2,096,000,000)
Exchange movements				(2,000,000)	(9,000,000)
Ending Balance				579,000,000	807,000,000	2,912,000,000
NAA Segment
Goodwill [Roll Forward]
Beginning Balance				579,000,000	1,898,000,000
Impairment charges				0	(1,319,000,000)
Exchange movements				0	0
Ending Balance				579,000,000	579,000,000	1,898,000,000
EA Segment
Goodwill [Roll Forward]
Beginning Balance				228,000,000	1,014,000,000
Impairment charges				(226,000,000)	(777,000,000)
Exchange movements				$ (2,000,000)	(9,000,000)
Ending Balance					$ 228,000,000	$ 1,014,000,000